Litigations (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance at December 31, 2022	576	291	411	14	1,292
Additions and reversals, net	3	27	51	2	83
Payments	(3)	(23)	(39)	(3)	(68)
Indexation and interest	18	20	11	2	51
Translation adjustment	49	23	37	1	110
Balance at June 30, 2023	643	338	471	16	1,468
Current liabilities	20	24	75	2	121
Non-current liabilities	623	314	396	14	1,347
Balance at June 30, 2023	643	338	471	16	1,468

Balance at December 31, 2021	456	284	358	7	1,105
Additions and reversals, net	2	24	32	6	64
Payments	(1)	(26)	(25)	-	(52)
Indexation and interest	14	28	14	-	56
Translation adjustment	29	15	25	1	70
Discontinued operations	(1)	(7)	(2)	-	(10)
Balance at June 30, 2022	499	318	402	14	1,233
Current liabilities	15	23	64	6	108
Non-current liabilities	484	295	338	8	1,125
Balance at June 30, 2022	499	318	402	14	1,233

Schedule of contingent liabilities

	June 30, 2023	December 31, 2022
Tax litigations	6,892	6,590
Civil litigations	1,289	1,270
Labor litigations	492	569
Environmental litigations	1,269	1,102
Total	9,942	9,531

Schedule of judicial deposits

	June 30, 2023	December 31, 2022
Tax litigations	1,052	945
Civil litigations	116	123
Labor litigations	142	134
Environmental litigations	16	13
Total	1,326	1,215